Corporate and Administrative Expenses	12 Months Ended
Dec. 31, 2025
Corporate and Administrative Expenses [Abstract]
Corporate and administrative expenses
16.	Corporate and administrative expenses

($000s)	Years ended December 31,
	2025	2024
Employee compensation	9,302	8,624
Stock-based compensation	4,718	3,680
Professional fees	3,325	4,324
Other general and administrative	4,705	4,553
	22,050	21,181